Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding
	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments
	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in other expenses on the condensed, consolidated statements of operations
	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.